Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	29,369,822
Proposed Maximum Offering Price per Unit	14.58
Maximum Aggregate Offering Price	$ 428,212,004.76
Fee Rate	0.01476%
Amount of Registration Fee	$ 63,204.09
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.01 per share (“Common Stock”), of Innovex International, Inc. (the “Company”) being registered hereunder include an indeterminate number of shares of common stock that may become issuable as a result of any stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar transactions.

(2)
With respect to the offering of shares of Common Stock by the selling stockholders, the proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, a sale by the holder of such securities.

(3)
The proposed maximum offering price per share and the proposed maximum aggregate offering price were estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The maximum offering price per share and maximum aggregate offering price are based on a price of $14.58, which was the average of the high and low sales prices per share of Common Stock reported on the New York Stock Exchange on September 11, 2024.